Restricted Cash and Deposits (Details Textual) $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of restricted cash and deposits [Line Items]
Security for remediation services agreement	$ 499	$ 398,000	$ 534	$ 398,000
Security for decommissioning obligations	$ 6,507		$ 6,328